Subsequent Events (Details Narrative) - Mann- India Technologies Private Limited [Member] - USD ($)	May 16, 2019	Mar. 31, 2019
Common stock, par value		$ 7,191
Subsequent Event [Member] | Share Exchange Agreement [Member]
Warant term	5 years
Warrant purchase of shares	1,329,272
Common stock, par value	$ 0.0001
Warrant exercise price	$ 0.0001
Warrant of common stock	$ 486,912